Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of loss per share

	Year Ended December 31
(in thousands of $ except for shares and EPS)	2024	2023	2022
Profit/(Loss) for the period	$833,040	$(295,053)	$(709,594)
Weighted average number of shares outstanding	59,855,585	57,169,253	54,381,371
Basic profit/(loss) per share (in $)	$13.92	$(5.16)	$(13.05)
Weighted average number of shares for purpose of diluted profit/ (loss) per share	65,177,815	57,169,253	54,381,371
Diluted profit/(loss) per share (in $)	$12.78	$(5.16)	$(13.05)